Accruals and Other Payables	12 Months Ended
Nov. 30, 2024
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
8.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Accrued staff salaries and reimbursements	88,036	391,636	50,336
Accrued professional fee	6,000	768,489	98,771
Trade creditors	—	59,200	7,608
Other accrued expenses	56,904	56,904	7,314
Total	150,940	1,276,229	164,029